NET FINANCIAL RESULT	6 Months Ended
Jun. 30, 2020
NET FINANCIAL RESULT
NET FINANCIAL RESULT

26.      NET FINANCIAL RESULT

	June 30,	June 30,
	2020	2019
Financial expenses
Interest on loans, financing and debentures (1)	(1,728,835)	(1,674,698)
Amortization of fundraising costs	(41,268)	(159,856)
Amortization of fair value adjustment on business combination	(10,660)	63,128
Other financial expenses	(338,787)	(307,570)
	(2,119,550)	(2,078,996)
Financial income
Cash and cash equivalents and marketable securities	108,427	214,116
Amortization of fair value adjustment on business combination	47,619	37,412
Other financial income	47,127	47,401
	203,173	298,929
Income from derivative financial instruments
Income	990,989	1,052,879
Expenses	(11,826,103)	(1,432,386)
	(10,835,114)	(379,507)
Monetary and exchange rate variation, net
Exchange rate variation on loans, financing and debentures	(16,364,585)	421,010
Lease	(742,501)	(11,684)
Other assets and liabilities (2)	1,757,291	(106,830)
	(15,349,795)	302,496
	(28,101,286)	(1,857,078)
1)	Does not include the amount of R$7,940 arising from capitalized interest for the six-month period ended June 30, 2020 (R$1,505 as of June 30, 2019).
2)	Includes effects of exchange rate variations of customers, suppliers, cash and cash equivalents, marketable securities and others.